Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001958713
Amendment Description	AMENDMENT NO. 2
Document Type	F-1/A
Entity Registrant Name	NFT Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No.1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
Entity Emerging Growth Company	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Country	DE
Contact Personnel Name	Puglisi & Associates
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680